Significant Accounting Policies - Schedule of supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow, Operating Activities, Lessee [Abstract]
Cash payments for operating leases	¥ 198,418	¥ 206,518	¥ 200,376
Right-of-use assets obtained/(released) in exchange for operating lease liabilities	¥ 15,979	¥ (60,910)	¥ 467,765